Share-Based Compensation - Schedule of Nonvested Shares (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Nonvested Shares [Abstract]
Balance | shares
Balance | $ / shares
Granted | shares	6,512,781
Granted | $ / shares	$ 4.24
Vested | shares	(6,176,756)
Vested | $ / shares	$ 4.22
Forfeited | shares	(10,919)
Forfeited | $ / shares	$ 5.05
Non-vested | shares	325,106
Non-vested | $ / shares	$ 5.05